May 31, 2013

VIA EDGAR

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:

DriveTime Automotive Group, Inc.

DT Acceptance Corporation

DriveTime Car Sales Company, LLC

DriveTime Sales and Finance Company, LLC

DT Credit Company, LLC

DT Jet Leasing, LLC

DriveTime Ohio Company, LLC

Carvana, LLC

GFC Lending LLC

Registration Statement on Form S-4

Dear Mr. Owings:

DriveTime Automotive Group, Inc., a Delaware corporation, and DT Acceptance Corporation, an Arizona corporation (the “Issuers”), are registering (i) an exchange offer (the “Exchange Offer”) of 12.625% Senior Secured Notes due 2017 issued on May 2, 2013 (the “Old Notes”) for 12.625% Senior Secured Notes due 2017 that have been registered under the Securities Act of 1933, as amended (the “Securities Act” and, such notes, the “Exchange Notes”), and (ii) the Guarantees of 12.625% Senior Secured Notes due 2017 of the subsidiary guarantors listed in the Registration Statement (as defined below) (the subsidiary guarantors together with the Issuers, the “Registrants”) pursuant to a Registration Statement on Form S-4 filed with the Securities and Exchange Commission on May 31, 2013, as amended (the “Registration Statement”), in reliance on the position of the staff of the Securities and Exchange Commission (the “Staff”) set forth in Exxon Capital Holdings Corp., SEC no-action letter (May 13, 1988), Morgan Stanley & Co. Inc., SEC no-action letter (June 5, 1991) and Shearman & Sterling, SEC no-action letter (July 2, 1993). The Registrants represent as follows:

1.        The Registrants have not entered into any arrangement or understanding with any person to distribute the Exchange Notes to be received in the Exchange Offer and, to the best of the Registrants’ information and belief, each person participating in the Exchange Offer is acquiring the Exchange Notes in its ordinary course of business and has no arrangement or understanding with any person to participate in the distribution of the Exchange Notes to be received in the Exchange Offer.

2.        In this regard, the Registrants will make each person participating in the Exchange Offer aware (through the Exchange Offer prospectus or otherwise) that if such person is participating in the Exchange Offer for the purpose of distributing the Exchange Notes to be acquired in the Exchange Offer,

Mr. H. Christopher Owings

Assistant Director

U.S. Securities and Exchange Commission

May 31, 2013

such person (i) cannot rely on the staff position enunciated in Exxon Capital Holdings Corp., SEC no-action letter (May 13, 1988) or similar letters and (ii) must comply with registration and prospectus delivery requirements of the Securities Act in connection with a secondary resale transaction.

3.        The Registrants acknowledge that such a secondary resale transaction by such person participating in the Exchange Offer for the purpose of distributing the Exchange Notes should be covered by an effective registration statement containing the selling security-holder information required by Item 507 of Regulation S-K under the Securities Act.

4.        The Registrants will make each person participating in the Exchange Offer aware (through the Exchange Offer prospectus) that any broker-dealer who holds Old Notes acquired for its own account as a result of market-making activities or other trading activities, and who receives Exchange Notes in exchange for such Old Notes pursuant to the Exchange Offer, may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act (as described in Shearman & Sterling, SEC no-action letter (July 2, 1993)) in connection with any resale of such Exchange Notes.

5.        The Registrants will include in the transmittal letter or similar documentation to be executed by an exchange offeree in order to participate in the Exchange Offer the following additional provisions:

(a)        If the exchange offeree is not a broker-dealer, an acknowledgement that it is not engaged in, and does not intend to engage in, a distribution of the Exchange Notes.

(b)        If the exchange offeree is a broker-dealer holding Old Notes acquired for its own account as a result of market-making activities or other trading activities, an acknowledgment that it will deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of Exchange Notes received in respect of such Old Notes pursuant to the Exchange Offer, and a statement to the effect that by so acknowledging and by delivering a prospectus, such broker-dealer will not be deemed to admit that it is an “underwriter” within the meaning of the Securities Act.

6.        The Registrants have not, nor has any affiliate of the Registrants, entered into any arrangement or understanding with any broker-dealer participating in the Exchange Offer to distribute the Exchange Notes.

If you require any additional information on these issues, or if we can provide you with any other information which will facilitate your continued review of this filing, please advise us at your earliest convenience. You may reach Jon Ehlinger at (602) 852-6600.

Very truly yours,

Mr. H. Christopher Owings

Assistant Director

U.S. Securities and Exchange Commission

May 31, 2013

DRIVETIME AUTOMOTIVE GROUP, INC. DT ACCEPTANCE CORPORATION

By:	/s/ Jon D. Ehlinger
	Name:	Jon D. Ehlinger
	Title:	Executive Vice President, Secretary and General Counsel for each Issuer

DRIVETIME CAR SALES COMPANY, LLC DRIVETIME SALES AND FINANCE COMPANY, LLC DT CREDIT COMPANY, LLC

By:	/s/ Raymond C. Fidel
	Name:	Raymond C. Fidel
	Title:	Manager for each Subsidiary Guarantor

DRIVETIME OHIO COMPANY, LLC CARVANA, LLC

By:	/s/ Jon D. Ehlinger
	Name:	Jon D. Ehlinger
	Title:	Manager for each Subsidiary Guarantor

DT JET LEASING, LLC

By:	/s/ Raymond C. Fidel
	Name:	Raymond C. Fidel
	Title:	Manager of DT Credit Company, LLC, the sole member of DT Jet Leasing, LLC

GFC LENDING LLC

By:	/s/ Mark Sauder
	Name:	Mark Sauder
	Title:	Chief Financial Officer of DT Acceptance Corporation, the sole member of GFC Lending LLC